Operating Leases - Rental Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Operating lease costs	¥ 348,878	¥ 370,385	¥ 388,450
Variable lease cost	¥ 0